COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Since February 2022, the quantity of soft wheat available on the international market has decreased by 35% due to the ongoing war in Ukraine, causing the price of raw materials to increase. Despite this situation, we have not had any shortages on raw materials, and do not project to have any issues fulfilling future orders. We have no firm and irrevocable commitments that will be affected by the war in Ukraine, and we will continue to assess the impact the war may have on our business.

The Company entered into a five-year supply agreement with Millcorp, pursuant to which the Company is obligated to obtain at least 80% of the Company’s annual requirements of common wheat, durum wheat, or any other cereal, from Millcorp. The agreement expired on March 31, 2023 and was subsequently amended to extend an additional three years through March 31, 2026. Millcorp is currently providing 100% of the Company’s imported grain needs. The purchases incurred were $207,188, $141,565, and $112,528 as of December 31, 2022, 2021 and 2020, respectively.

The Company has commitments with banks to finance its operating activities. The Company has provided collateral and mortgages to banks of $25,464 as of December 31, 2022.

From time to time the Company is involved in litigation incidental to the conduct of its business. These matters may relate to employment and labor claims, patent and intellectual property claims, claims of alleged non-compliance with contract provisions and claims related to alleged violations of laws and regulations. When applicable, the Company records accruals for contingencies when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. Defense costs are expensed as incurred and are included in professional fees. While the outcome of lawsuits and other proceedings against the Company cannot be predicted with certainty, in the opinion of management, individually or in the aggregate, no such lawsuits and other proceedings had or are expected to have a material effect on the consolidated financial statements at December 31, 2022.

For the year ended December 31, 2022, we incurred expenses and losses of $4,708 related to damages caused by the non-conforming quality of imported wheat. Our insurance policies provide coverage and reimbursement for expenses and costs that have been incurred relating to the damages and losses suffered. We are currently working closely with our claims adjusters to ascertain the amount of insurance recoveries due to us. Independent experts have confirmed the damages for the Company in presence of the insurance company. As the Company deems it probable that the proceeds will be recovered, the amounts due to us are recorded as “Insurance recoveries” within current assets– Refer to the note 6, Prepaid expenses and other current assets.